Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Net revenues	$ 80	$ 57	$ 221	$ 217	$ 237		$ 310
Costs and operating expenses:
Cost of goods sold	189	106	555	347	957		769
Research and development	1,850	935	5,901	3,532	4,516		3,939
General and administrative	1,426	812	5,401	2,138	3,470		2,473
Total costs and operating expenses	3,465	1,853	11,857	6,017	8,943		7,181
Operating loss	(3,385)	(1,796)	(11,636)	(5,800)	(8,706)		(6,871)
Other expense:
Gain (loss) from changes in fair value of convertible notes payable (related party)	4,902	574	(13,332)	1,473	(7,090)		(1,748)
Other income (expense)	46	(117)	(59)	(119)	(127)		(56)
Total other income (expense), net	4,948	457	(13,391)	1,354	(7,217)		(1,804)
Net income (loss)	1,563	(1,339)	(25,027)	(4,446)	(15,923)		(8,675)
Net income (loss) attributable to common stockholders, basic	1,360	(1,339)	(25,027)	(4,446)	$ (15,923)		$ (8,675)
Net income (loss) attributable to common stockholders, diluted	$ 1,404	$ (1,339)	$ (25,027)	$ (4,446)
Net income (loss) per share attributable to common stockholders, basic (in Dollars per share)	$ 0.13	$ (0.13)	$ (2.46)	$ (0.44)	$ (1.57)		$ (0.86)
Net income (loss) per share attributable to common stockholders, diluted (in Dollars per share)	$ 0.13	$ (0.13)	$ (2.46)	$ (0.44)	$ (1.57)		$ (0.86)
Weighted-average common stock outstanding, basic (in Shares)	10,214,183	10,123,187	10,153,564	10,123,187	10,123,169	[1]	10,126,825	[1]
Weighted-average common stock outstanding, diluted (in Shares)	11,215,068	10,123,187	10,153,564	10,123,187	10,123,169		10,126,825
Other comprehensive loss:
Foreign currency translation adjustment	$ (1)	$ (3)	$ (1)	$ (3)	$ (7)		$ (10)
Other comprehensive loss	(1)	(3)	(1)	(3)	(7)		(10)
Comprehensive income (loss)	$ 1,562	$ (1,342)	$ (25,028)	$ (4,449)	$ (15,930)		$ (8,685)

[1]	The number of shares of redeemable convertible preferred stock, Series A Preferred Stock and Class A Common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger. See Note 1 — Nature of the Business and Basis of Presentation for more information.